UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-09174

Aegis Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

 (Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      8/31

Date of reporting period:   11/30/09

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis Value Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

	Shares	Value
Common Stock - 96.1%
Consumer Discretionary - 30.9%
Auto Components - 8.7%
Cooper Tire & Rubber Co.	42,080	$754,074
Dana Holding Corp.(1)	1,205,445	8,775,639
Superior Industries International, Inc.	128,791	1,844,287
		11,374,000

Distributors - 3.0%
Audiovox Corp. Class A(1)	526,248	3,878,448

Hotels, Restaurants & Leisure - 1.3%
Bowl America, Inc. Class A	9,481	123,253
J. Alexander's Corp.(1)	120,010	474,039
Lodgian, Inc.(1)	158,300	201,041
Luby's, Inc.(1)	230,603	818,641
		1,616,974

Household Durables - 3.9%
Bassett Furniture Industries, Inc.(1)(2)	1,040,831	4,132,099
Coachmen Industries, Inc.(1)(2)	814,617	904,225
		5,036,324

Leisure Equipment & Products - 1.2%
Head N.V.(1)(3)	1,776,700	1,600,391

Media - 0.6%
Fisher Communications, Inc.(1)	48,668	783,555

Multiline Retail - 4.8%
Dillard's, Inc. Class A	160,900	2,733,691
Duckwall-ALCO Stores, Inc.(1)(2)	233,178	3,541,974
		6,275,665

Specialty Retail - 1.3%
Books-A-Million, Inc.	172,160	1,217,171
Hastings Entertainment, Inc.(1)	71,556	315,562
PEP Boys - Manny, Moe & Jack	21,200	171,508
		1,704,241

Textiles, Apparel & Luxury Goods - 6.1%
Delta Apparel, Inc.(1)(2)	551,946	5,657,446
Tandy Brands Accessories, Inc.(1)	345,391	1,105,251
Unifi, Inc.(1)	398,792	1,216,316
		7,979,013
Total Consumer Discretionary		40,248,611

Consumer Staples - 7.9%
Food Products - 1.9%
Imperial Sugar Co.	94,083	1,420,653

Omega Protein Corp.(1)	283,206	$1,113,000
		2,533,653

Personal Products - 0.1%
Parlux Fragrances, Inc.(1)	43,149	90,613

Tobacco - 5.9%
Alliance One International, Inc.(1)	1,598,797	7,626,261
Total Consumer Staples		10,250,527

Energy - 6.0%
Energy Equipment & Services - 1.7%
Leader Energy Services Ltd.(1)(3)	175,433	21,632
Mitcham Industries, Inc.(1)	86,000	613,180
Patterson-UTI Energy, Inc.	98,100	1,509,759
		2,144,571

Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	17,370	362,164
Brigham Exploration Co.(1)	404,100	4,218,804
Tesoro Corp.	81,087	1,036,292
		5,617,260
Total Energy		7,761,831

Financials - 28.9%
Capital Markets - 0.7%
BKF Capital Group, Inc.(1)	331,200	331,200
FBR Capital Markets Corp.(1)	98,556	617,946
		949,146

Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	12,096

Diversified Financial Services - 5.7%
California First National Bancorp.	375,975	4,519,220
Marlin Business Services Corp.(1)	218,624	1,541,299
Medallion Financial Corp.	158,567	1,309,763
		7,370,282

Insurance - 9.2%
Aspen Insurance Holdings Ltd.	100,000	2,591,000
Old Republic International Corp.	94,000	1,000,160
PMA Capital Corp. Class A(1)	967,024	6,159,943
Tower Group, Inc.	92,977	2,294,672
		12,045,775

Real Estate Investment Trusts - 10.1%
Arlington Asset Investment Corp. Class A(1)	130,324	1,729,399
Brandywine Realty Trust	246,708	2,422,673
BRT Realty Trust(1)	495,577	2,438,239
Care Investment Trust, Inc.	257,318	2,125,447
DiamondRock Hospitality Co.(1)	75,200	604,608
HRPT Properties Trust	473,251	2,905,761
Post Properties, Inc.	45,600	840,408
Vestin Realty Mortgage I, Inc.(1)	26,809	33,779
		13,100,314

Real Estate Management & Development - 0.4%
Thomas Properties Group, Inc.	169,737	524,488

Thrifts & Mortgage Finance - 2.8%
B of I Holding, Inc.(1)(2)	415,202	$3,628,865
First Federal of Northern Michigan Bancorp, Inc.(1)	35,640	50,609
		3,679,474
Total Financials		37,681,575

Industrials - 12.4%
Aerospace & Defense - 4.5%
Allied Defense Group, Inc.(1)(2)	766,997	3,865,665
Sparton Corp.(1)	100,473	508,393
Sypris Solutions, Inc.	496,874	1,485,653
		5,859,711

Airlines - 0.0%
MAIR Holdings, Inc.(1)(2)(4)	1,360,922	—

Machinery - 4.9%
Hardinge, Inc.	272,597	1,362,985
Tecumseh Products Co., Class A(1)(2)	101,426	1,158,285
Tecumseh Products Co., Class B(1)(2)	341,033	3,833,211
		6,354,481

Marine - 0.3%
Ultrapetrol (Bahamas) Ltd.(1)	100,000	462,000

Professional Services - 1.9%
Spherion Corp.(1)	487,512	2,549,688

Road & Rail - 0.7%
Covenant Transportation Group, Inc. Class A(1)	203,378	888,762

Trading Companies & Distributors - 0.1%
Huttig Building Products, Inc.(1)	90,033	67,525
Total Industrials		16,182,167

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.7%
Frequency Electronics, Inc.(1)	211,190	992,593

Semiconductors & Semiconductor Equipment - 0.4%
ChipMOS TECHNOLOGIES (Bermuda) Ltd.(1)	662,600	490,059
Total Information Technology		1,482,652

Materials - 8.9%
Chemicals - 2.9%
American Pacific Corp.(1)(2)	534,150	3,776,441

Containers & Packaging - 0.5%
Mod-Pac Corp.(1)(2)	159,725	699,596

Metals & Mining - 5.1%
Amerigo Resources Ltd.(1)	1,682,600	1,036,280
Horsehead Holding Corp.(1)	473,409	5,311,649
Mercator Minerals Ltd.(1)	9,500	22,323
Olympic Steel, Inc.	5,000	138,650
Universal Stainless & Alloy Products, Inc.(1)	7,525	122,131
Yamana Gold, Inc.	3,289	43,842
		6,674,875

Paper & Forest Products - 0.4%
Canfor Corp.(1)	70,100	482,211

Total Materials		11,633,123

Telecommunication Services - 0.0%
Diversified Telecommunication Services - 0.0%

Integrated Telecom Express, Inc.(1)(4)	308,300	$3,083

Total Common Stock		125,243,569
(Cost $153,551,295)

Investment Companies - 0.4%
Canfor Pulp Income Fund(3)	77,349	518,692

Total Investment Companies		518,692
(Cost $311,382)

Short-Term Investments - 4.1%
UMB Bank Money Market Fiduciary, 0.030%(5)	$5,343,059	5,343,059

Total Short-Term Investments		5,343,059
(Cost $5,343,059)

Total Investments - 100.6%		131,105,320
(Cost $159,205,736)(6)
Liabilities less other assets - (0.6)%		(726,681)

Net Assets -100.0%		$130,378,639

(1) Non-income producing securities.
(2) Affiliated Company - The fund is owner of more than 5% of the outstanding voting securities.  See Notes to the Schedule of Portfolio Investments for additional information on Investments in Affiliated Companies.

(3) Foreign security denominated in U.S. Dollars
(4) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value Fund board of directors.
(5) Variable rate security; the rate shown is the 7-day effective yield as of November 30, 2009.
(6) At November 30, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of Investments		$159,379,189
Gross unrealized appreciation		$28,050,462
Gross unrealized depreciation		<56,324,331	>
Net unrealized depreciation on investments	$	<28,273,869	>

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies.

Transactions during the period with companies which are or were affiliates are as follows:

	Value				Unrealized	Dividends	Value
	Beginning		Sales	Realized	Appreciation/	Credited to	End of
	of Period	Purchases	Proceeds	Gain/Loss	Depreciation	Income	Period
Allied Defense Group, Inc.	$3,589,546	$-	$-	$-	$(2,499,338)	$-	$3,865,665
American Pacific Corp.	4,364,005	-	-	-	(645,073)	-	3,776,441
B of I Holding, Inc.	3,197,055	-	-	-	922,696	-	3,628,865
Bassett Furniture Industries, Inc.	5,281,279	-	14,654	(25,975)	(7,722,386)	-	4,132,099
Coachmen Industries, Inc.	977,540	-	-	-	(3,668,524)	-	904,225
Delta Apparel, Inc.	4,576,461	-	1,104	700	2,399,883	-	5,657,446
Duckwall-ALCO Stores, Inc.	3,887,077	-	-	-	1,418,830	-	3,541,974
MAIR Holdings, Inc.	-	-	-	-	(4,540,578)	-	-
Mod-Pac Corp.	394,521	-	-	-	(973,823)	-	699,596
Tecumseh Products Co., Class A **	917,905	-	-	-	128,332	-	1,158,285
Tecumseh Products Co., Class B	4,407,218	-	666,639	(142,742)	(873,094)	-	3,833,211
Total	$31,592,607	$-	$682,397	$(168,017)	$(16,053,075)	$-	$31,197,807

** Class A shares of Tecumseh Products Co. did not reflect affiliated status as of August 31, 2009 or November 30, 2009.
Holdings in Class B shares represent more than 5% of the outstanding shares of that class, and more than 5% of the voting control of the company, therefore Tecumseh Products Co. remains an affiliated company of Aegis Value Fund.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements effective for fiscal years beginning after November 15, 2007.  Fair Value Measurements defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements.  The Fund adopted Fair Value Measurements as of September 1, 2008.  In addition, in April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly to further clarify the requirements of Fair Value Measurements.  The Fund adopted Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly as of August 31, 2009.  Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$40,248,611	$-	$-	$40,248,611
Consumer Staples	10,250,527	-	-	10,250,527
Energy	7,761,831	-	-	7,761,831
Financials	37,681,575	-	-	37,681,575
Industrials	16,182,167	-	-	16,182,167
Information Technology	1,482,652	-	-	1,482,652
Materials	11,633,123	-	-	11,633,123
Telecommunication Services	-	-	3,083	3,083
Investment Companies	518,692	-	-	518,692
Short-Term Investments	-	5,343,059	-	5,343,059
Total	$125,759,178	$5,343,059	$3,083	$131,105,320

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities
Beginning balance 9/1/09	$3,083
Realized gain/loss	-
Changes in unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in/out of Level 3	-
Ending balance 11/30/09	$3,083

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:   January 27, 2010

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:   January 27, 2010